[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


                                  June 26, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


         Re:      Van Kampen Unit Trusts, Municipal Series 703
                  File No. (333-151553) (CIK No. 1416507)


Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on June 25, 2008.

                                                               Very truly yours,


                                                                 JOHN F. TIERNEY
                                                              EXECUTIVE DIRECTOR
                                                           VAN KAMPEN FUNDS INC.